SEMI-ANNUAL REPORT

[Graphic]

J. CHRISTOPHER DONAHUE

President

Federated Municipal Securities Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Municipal Securities Fund, Inc. was created in 1976, and for over two decades, investors who want to pursue tax-free income from a high-quality municipal bond portfolio have received generous monthly income. 1 I am pleased to present the fund's 23rd Semi-Annual Report. On September 30, 1999, the fund's net assets of $595.8 million were invested across 124 tax-free securities issued by municipalities across the U.S. The fund's weighted average effective maturity was 11.89 years.

This report covers the first half of the fund's fiscal year which is the six-month period from April 1, 1999 through September 30, 1999. It begins with an interview with J. Scott Albrecht, Vice President, who co-manages the fund with Mary Jo Ochson, Senior Vice President, both of Federated Investment Management Company. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of high-quality tax-free municipal securities that comprise the fund's holdings, and third is the publication of the fund's financial statements.

Over the six-month reporting period, the overall bond market was weak from a total return perspective as rising interest rates caused bond prices to decline. While municipal bond prices also suffered from this trend, municipal bonds continued to offer historically high yields compared to the yields available on U.S. Treasury securities. As a result, Federated Municipal Securities Fund, Inc. produced a competitive stream of tax-free income.

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

Federated Municipal Securities Fund, Inc. was able to deliver to shareholders a yield advantage over the average municipal bond fund. The fund's 30-day SEC yield for Class A Shares on September 30, 1999 was 4.45%, based on offering price. 2 This is the equivalent of a 7.37% yield on a taxable bond investment for an investor in the 39.6% federal income tax bracket and equivalent to taxable yields of 6.95% and 6.45% for investors in the 36% and 31% tax brackets, respectively.

Individual share class total return performance for the six-month reporting period, including income distributions, follows. 3



                 TOTAL RETURN   INCOME   NET ASSET VALUE CHANGE
Class A Shares  (5.35%)        $0.26    $10.87 to  $10.04 = (7.63%)
Class B Shares  (5.77%)        $0.21    $10.87 to  $10.04 = (7.63%)
Class C Shares  (5.76%)        $0.21    $10.87 to  $10.04 = (7.63%)


Thank you for entrusting a portion of your wealth in Federated Municipal Securities Fund, Inc. The fund is a convenient way to invest in a broad array of municipal securities. You can receive income from the fund or increase your wealth by reinvesting your monthly dividends so they may compound tax-free.

As always, we welcome your comments and suggestions.

Sincerely yours,

[Graphic]

J. Christopher Donahue

President

November 15, 1999

2 The SEC yields are compounded and annualized. The 30-day SEC yields on September 30, 1999 for Class B and C Shares were 3.77% and 3.78%, based on offering price (i.e., less any applicable sales charge), respectively. The taxable yield equivalents, based on offering price (i.e., less any applicable sales charge), for investors in 31.0%, 36.0% and 39.6% federal tax brackets were as follows: Class B Shares-5.46%, 5.89% and 6.24%, respectively; Class C Shares-5.48%, 5.91%, and 6.26%, respectively.

3 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (9.59%), (10.85%) and (6.69%), respectively.

[Graphic]

J. SCOTT ALBRECHT

Vice President

Federated Investment Management Company

[Graphic]

MARY JO OCHSON

Senior Vice President

Federated Investment Management Company

Investment Review

FROM A TOTAL RETURN PERSPECTIVE, THE FIRST HALF OF THE FUND'S FISCAL YEAR WAS A RELATIVELY DIFFICULT ONE FOR BONDS IN GENERAL, ALTHOUGH MUNICIPAL BONDS REMAINED ATTRACTIVE RELATIVE TO U.S. TREASURY SECURITIES. WHAT ARE YOUR COMMENTS ON THE MUNICIPAL BOND MARKETPLACE OVER THE REPORTING PERIOD?

From a total return standpoint, the past six months were relatively difficult, reflecting a rise in interest rates across the maturity spectrum. The continued strong growth of the domestic economy and diminished concerns about international economic problems were the primary reasons for this rise in yields. For example, yields on the 30-year Treasury moved up 0.38% since April 1999, while the Bond Buyer's Revenue Bond Index ("RBI") was up 0.67% over the same period. 1

The reduced appetite for tax-exempt securities from traditional crossover buyers (corporations and insurance companies) was also a driver of the upward trend in municipal yields. Demand was weak from crossover buyers due to the large supply of pre-Year 2000 ("Y2K") corporate debt issuance, which has created attractive relative value opportunities in the corporate market. Although direct retail demand has been powerful, it was not able to support the trading of larger blocks of municipal bonds, which normally would support bond prices.

Municipal yields as a percentage of Treasury yields are down from last year's record levels, but remain high when compared to any year except 1998. The RBI/30-Year Treasury ratio is now 98.5% compared to an historical average of about 88%. We believe that at these levels, municipal bonds offer attractive relative value.

1 The Bond Buyer Revenue Bond Index is a standard against which municipal bonds are measured. This index is unmanaged and investments cannot be made in an index.

HOW HAS FEDERATED MUNICIPAL SECURITIES FUND, INC. PERFORMED WITH RESPECT TO TOTAL RETURN AND INCOME FOR THE SIX-MONTH REPORTING PERIOD ENDED

SEPTEMBER 30, 1999?

The fund's return was consistent with the market over the reporting period. For the six-month reporting period ended September 30, 1999, the fund's total return for Class A Shares was (5.35%), based on net asset value. 2 This return lagged the Lipper General Municipal Fund Average3 total return of (3.63%) and the (2.16%) return of the Lehman Brothers Municipal Bond Index.4

The income of this fund was very competitive during the reporting period. The fund's current 30-day SEC yield on September 30, 1999 was 4.45% for Class A Shares, based on offering price, which was competitive with the 4.50% 30-day SEC yield of other funds with Class A Shares in its Lipper peer group. Tax-equivalent yields for the fund's Class A Shares ranged from 6.45% for an investor in the 31% tax bracket to 7.37% for an investor in the 39.6% tax bracket. 5

WHAT STRATEGIES ARE YOU EMPLOYING TO TAKE ADVANTAGE OF THE CURRENT MARKET ENVIRONMENT?

The fund's objective is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. We pursue this objective by taking advantage of relative value opportunities in both individual security selection and overall portfolio structure. The rising interest rate environment has provided an opportunity to take advantage of tax-loss swaps. These swaps build a pool of tax-loss carry-forwards that can be used to offset any recognized capital gains within the portfolio, and also provide an opportunity to increase the overall yield of the portfolio.

We concentrate the fund's security selection on credit quality. Credit spreads continue to be narrow by historical standards, providing little incentive to buy lower quality paper. We continuously look for securities with favorable liquidity characteristics and structural features. Call protection and coupon selection are important determinants of how a bond will perform as interest rates vary. We have not been active buyers of coupon bonds of less than 5% due to the tax risks associated with market discounted securities. The municipal yield curve offers the best "roll down" value in the 15-year range. The value of this "roll down the curve" effect combined with the municipal yield curve's flatness beyond the 20-year sector has forced us to concentrate purchases in the 15-20 year area.

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on net asset value, for Class B and C Shares were (5.77%) and (5.76%), respectively. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (9.59%), (10.85%) and (6.69%), respectively.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

4 The Lehman Brothers Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade bond market. This index is unmanaged, and investments cannot be made in an index.

5 The SEC yields are compounded and annualized. The 30-day SEC yields on September 30, 1999 for Class B and C Shares were 3.77% and 3.78%, based on offering price (i.e., less any applicable sales charge), respectively. The taxable yield equivalents, based on offering price, for investors in 31.0%, 36.0%, and 39.6% federal tax brackets were as follows: Class B Shares- 5.46%, 5.89% and 6.24%, respectively; Class C Shares-5.48%, 5.91% and 6.26%, respectively.

WHAT WERE THE FUND'S TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 1999?



                               PERCENTAGE OF

ISSUER/COUPON/MATURITY         NET ASSETS


Indianapolis, IN Airport
Authority-FDX Corp.,

7.100% due 1/15/2017             3.45%
Salt Lake City, UT Hospital
Authority-IHC Hospitals,
8.125% due 5/15/2015             2.78%
Springfield, TN Health &
Educational Facilities
Board-NorthCrest Medical
Center, 8.500% due
4/1/2024                         2.66%
Dallas-Ft. Worth, TX
International Airport
Facilities Authority-
American Airlines, 7.250%
due 11/1/2030                    2.27%
Illinois Health Facilities
Authority- Edgewater
Hospital & Medical Center,
9.250% due 7/1/2024              2.24%
TOTAL                           13.40%


HOW WERE THE FUND'S ASSETS ALLOCATED IN TERMS OF CREDIT QUALITY AS OF SEPTEMBER 30, 1999?



            PERCENTAGE OF
            NET ASSETS

AAA         35.83%
AA          24.48%
A           11.29%
BBB         18.05%
Non-Rated    9.15%


WHAT IS YOUR OUTLOOK FOR MUNICIPAL CREDIT QUALITY AND CREDIT SPREADS AS WE APPROACH THE YEAR 2000?

Municipal credit quality, in general, has benefited from the strong U.S. economy. Municipal tax receipts at all levels of government have exceeded forecasts, which has allowed municipal fund balances and reserves to expand. There are sectors of the municipal revenue bond market that have experienced credit weakness. For example, the hospital sector, in particular, has experienced credit downgrades as a result of the reductions in Medicare reimbursement by the federal government and overly ambitious expansion plans.

Y2K spending by municipal governments is a potential credit factor that must be taken into consideration as far as both the cost and effectiveness of their Y2K preparedness. While the market does not expect any material interruptions in the supply of necessary municipal services, there does remain the potential for some functions to suffer temporary disruptions.

Last Meeting of Shareholders

The Special Meeting of shareholders of Federated Municipal Securities Fund, Inc. (the "Fund") was held on June 30, 1999. On April 15, 1999, the record date for shareholders voting at the meeting, there were 61,255,009 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows.

AGENDA ITEM 1

Election of Directors: 1



                            SHARES VOTED    SHARES
                            FOR             WITHHELD

John F. Cunningham          44,127,562      979,099
Charles F. Mansfield, Jr.   44,149,187      957,474
John S. Walsh               44,174,466      932,195


1 The following Directors continued their terms as Directors: John F. Donahue, Thomas G. Bigley, John T. Conroy, Nicholas P. Constantakis,
J. Christopher Donahue, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., and Marjorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Deloitte and Touche LLP as the Fund's independent auditors.



SHARES VOTED    SHARES VOTED    SHARES
FOR             AGAINST         ABSTAINED
43,345,620      362,713         1,398,328


AGENDA ITEM 3

To make changes to the Fund's fundamental investment policies:

(a) To approve amending the Fund's fundamental investment policy regarding diversification.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
33,876,423      1,291,520      2,370,152


(b) To approve amending the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,868,723      2,323,780      2,645,593


(c) To approve amending the Fund's fundamental investment policy regarding investments in real estate.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
33,022,028      2,301,341      2,514,727


(d) To approve amending the Fund's fundamental investment policy concerning investments in commodities.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,332,705      2,849,503      2,655,888


(e) To approve amending the Fund's fundamental investment policy regarding underwriting securities.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
33,281,313      2,018,272      2,538,510


(f) To approve amending the Fund's fundamental investment policy regarding lending assets by the Fund.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,707,007      2,370,372      2,760,716


(g) To approve amending the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
33,219,925      2,099,241      2,518,930


(h) To approve amending the Fund's fundamental investment policy regarding investments in municipal securities.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
34,024,862      1,504,770      2,308,464


(i) To approve amending and making non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
31,970,723      3,055,625      2,811,747


(j) To approve amending and making non-fundamental, the Fund's fundamental investment policy regarding pledging assets.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,178,686      2,881,539      2,777,871


(k) To approve making non-fundamental the Fund's fundamental investment policies regarding permissible investments.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,640,857      2,353,418      2,844,820


(l) To approve making non-fundamental the Fund's fundamental investment policy regarding temporary investments.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,983,279      2,128,564      2,726,252


(m) To approve making non-fundamental the Fund's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,873,734      2,046,460      2,917,902


(n) To make non-fundamental the Fund's fundamental investment policy regarding investing in securities of other investment companies.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,676,806      2,342,671      2,818,619


AGENDA ITEM 4

To remove certain of the Fund's fundamental investment policies:

(a) To approve eliminating the Fund's fundamental investment policy on investing in oil, gas and minerals.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,613,713      2,701,398      2,522,984


(b) To approve eliminating the Fund's fundamental investment policy on selling securities short.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,181,728      2,969,319      2,687,049


(c) To approve eliminating the Fund's fundamental investment policy regarding trading portfolio securities.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,856,376      2,289,302      2,692,418


AGENDA ITEM 5

To approve amendments to the Fund's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law.



SHARES VOTED    SHARES VOTED   SHARES
FOR             AGAINST        ABSTAINED
32,192,752      3,130,435      2,514,909


Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

IF YOU HAD MADE AN INITIAL INVESTMENT OF $23,000 IN THE CLASS A SHARES OF FEDERATED MUNICIPAL SECURITIES FUND, INC. ON 10/4/76, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $85,507 ON 9/30/99. YOU WOULD HAVE EARNED A 5.88% 1 AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax free.

As of 9/30/99, the Class A Shares' average annual 1-year, 5-year, and 10-year total returns were (9.56%), 3.31%, and 5.35%, respectively. Class B Shares' average annual 1-year, 5-year and since inception (7/26/94) total returns were (11.13%), 3.02% and 2.98%, respectively. Class C Shares' average annual 1-year, 5-year, and since inception (4/21/93) total returns were (7.06%), 3.35%, and 2.77%, respectively. 2

The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 10/4/76 to 9/30/99. The "y" axis is measured in increments of $20,000 ranging from $0 to $100,000 and indicates that the ending value of a hypothetical initial investment of $23,000 in the fund's Class A Shares, assuming all sales charges and the reinvestment of capital gains and dividends, would have grown to $85,507 on 9/30/99.

1 Total return represents the change in the value of an investment in Class A Shares after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charge and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 22 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $56,311.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $23,000 but your account would have reached a total value of $56,311 1 by 9/30/99. You would have earned an average annual total return of

6.41%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 10/4/76 to 9/30/99. The "y" axis is measured in increments of $10,000 ranging from $0 to $60,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $56,311 on 9/30/99.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile-

Investing for Tax-Free Income

Larry and Barbara Bartlett are a fictional couple who, like all other tax-sensitive shareholders, want to keep more of what they earn.

Larry owns a successful architectural firm and Barbara is a marketing executive. Their combined income puts them in the 39.6% federal tax bracket. On September 30, 1989, the Bartletts invested $25,000 in the Class A Shares of Federated Municipal Securities Fund, Inc.

As this chart shows, in 10 years, their original $25,000 investment has grown to $42,102. 1 This represents a 5.35% average annual total return. As far as the Bartletts are concerned, this fund has made all the difference.

The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 9/30/89 to 9/30/99. The "y" axis is measured in increments of $10,000 ranging from $0 to $50,000 and indicates that the ending value of hypothetical initial investment of $25,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $42,102 on 9/30/99.

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

 This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

SEPTEMBER 30, 1999 (UNAUDITED)



PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1 VALUE

                 LONG-TERM MUNICIPALS-98.8%

                 ALABAMA-1.4%

  $  2,000,000   Courtland, AL IDB, Solid
                 Waste Disposal Revenue
                 Bonds (Series A), 6.50%
                 (Champion International
                 Corp.)/(Original Issue
                 Yield: 6.654%), 9/1/2025          BBB     $   2,036,340
     6,260,000   Jefferson County, AL,
                 Sewer Revenue Warrants
                 (Series 1997D), 5.70%
                 (Original Issue Yield:

                 5.73%), 2/1/2018                  AAA         6,246,040
                 TOTAL                                         8,282,380

                 ALASKA-0.2%
     1,100,000   Anchorage, AK, UT GO Bonds,

                 Series A, 5.00% (FGIC
                 INS)/(Original Issue

                 Yield: 5.08%), 4/1/2018           AAA           996,897

                 CALIFORNIA-4.1%

     9,400,000   California PCFA, Refunding
                 Revenue Bonds (Series A),
                 5.90% (San Diego Gas &
                 Electric)/(Original Issue

                 Yield: 5.934%), 6/1/2014           A+         9,856,652
     5,000,000   California State Public
                 Works Board, Lease Revenue
                 Refunding Bonds, Series A,
                 5.25% (Trustees of the
                 California State

                 University), 10/1/2015             A+         4,855,150
     2,500,000   Foothill/Eastern
                 Transportation Corridor
                 Agency, CA, Toll Road
                 Refunding Revenue Bonds
                 (Series 1999), 5.25%,

                 1/15/2013                         AAA         2,498,600

     4,000,000   Foothill/Eastern
                 Transportation Corridor
                 Agency, CA, Toll Road
                 Refunding Revenue Bonds
                 (Series 1999), 5.375%,

                 1/15/2015                         AAA         3,979,040

     3,000,000   Los Angeles, CA Unified
                 School District, UT GO
                 Bonds (Series C), 5.625%,

                 7/1/2015                          AAA         3,053,010
                 TOTAL                                        24,242,452

                 COLORADO-3.2%
     5,580,000   Denver (City & County), CO,

                 Excise Tax Revenue
                 Refunding Bonds (Series
                 1999A), 5.50% (FSA INS),

                 9/1/2013                          AAA         5,628,546
     6,650,000   Denver (City & County), CO,
                 Excise Tax Revenue
                 Refunding Bonds (Series
                 1999A), 5.50% (FSA INS),

                 9/1/2014                          AAA         6,662,236

     6,000,000   Jefferson County, CO
                 School District No. R-001,
                 Refunding UT GO Bonds,

                 6.50%, 12/15/2011                 AAA         6,723,900
                 TOTAL                                        19,014,682

                 CONNECTICUT-1.6%
     4,200,000   Connecticut State HEFA,

                 (Series 1999 U-1) Weekly
                 VRDNs

                 (Yale University)                 AAA         4,200,000
     5,000,000   Connecticut State, UT GO
                 Bonds (Series 1999A),

                 5.25%, 6/15/2011                   AA         5,058,500
                 TOTAL                                         9,258,500


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1 VALUE

                 LONG-TERM MUNICIPALS-

                 continued
                 DISTRICT OF COLUMBIA-2.5%

 $   8,275,000   District of Columbia
                 Hospital Authority,
                 Revenue Refunding Bonds
                 (Series A), 7.125%
                 (Medlantic Healthcare
                 Group)/(Original Issue
                 Yield: 7.30%), 8/15/2019         BBB+    $    9,016,854
     2,000,000   District of Columbia
                 Hospital Authority,
                 Revenue Refunding Bonds
                 (Series B), 7.00%
                 (Medlantic Healthcare
                 Group)/(Original Issue

                 Yield: 7.282%), 8/15/2015        BBB+         2,183,880
     4,000,000   District of Columbia,

                 Revenue Bonds, 5.625%
                 (American
                 University)/(AMBAC
                 INS)/(Original Issue

                 Yield: 5.90%), 10/1/2026          AAA         3,854,960
                 TOTAL                                        15,055,694

                 FLORIDA-4.0%

     4,335,000   Florida State Board of
                 Education Administration,
                 UT GO Capital Outlay Bonds,
                 9.125% (Florida
                 State)/(Original Issue

                 Yield: 9.173%), 6/1/2014          AA+         5,812,195
       665,000   Florida State Board of
                 Education Administration,
                 UT GO Capital Outlay Bonds,
                 9.125% (Florida
                 State)/(United States
                 Treasury COL)/(Original
                 Issue Yield: 9.173%),

                 6/1/2014                          AAA           887,822

     6,635,000   Florida State Department
                 of Transportation, Right
                 of Way Acquisition & Bridge
                 Construction Bonds (Series
                 1997A), 5.00% (Original
                 Issue Yield: 5.10%),

                 7/1/2014                          AA+         6,324,747
     3,000,000   Florida State, UT GO Bonds,
                 Broward County Expressway
                 Authority, 10.00%
                 (Original Issue Yield:

                 10.105%), 7/1/2014                AA+         4,272,300

     6,135,000   Orange County, FL, Health
                 Facilities Authority,
                 Hospital Revenue Bonds
                 (Series 1999D), 5.75%
                 (Orlando Regional
                 Healthcare System)/(MBIA

                 INS), 10/1/2013                   AAA         6,260,338
                 TOTAL                                        23,557,402

                 GEORGIA-0.4%

     2,500,000   Effingham County, GA
                 Development Authority,
                 Solid Waste Disposal
                 Revenue Bonds (Series
                 1998), 5.625% (Fort James

                 Corp.), 7/1/2018                 BBB-         2,385,600

                 HAWAII-2.2%

    10,000,000   Hawaii State Department of
                 Budget & Finance, Special
                 Purpose Revenue Refunding
                 Bonds (Series A), 4.95%
                 (Hawaiian Electric
                 Company, Inc.)/(MBIA INS),

                 4/1/2012                          AAA         9,675,000
     4,000,000   Honolulu, HI City & County,
                 UT GO Bonds (Series 1999C),
                 5.00% (Original Issue

                 Yield: 5.11%), 7/1/2019           AAA         3,593,720
                 TOTAL                                        13,268,720

                 ILLINOIS-4.5%

     8,295,000   Cook County, IL, Refunding
                 GO Bonds (Series 1997A),

                 6.25%, 11/15/2013                 AAA         8,963,577

     5,000,000   Illinois Development
                 Finance Authority, Housing
                 Revenue Bonds, 6.10%
                 (Catholic Charities
                 Housing Development

                 Corp.), 1/1/2020                   NR         4,779,700
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1 VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 ILLINOIS-CONTINUED

 $  11,160,000   Illinois Health Facilities
                 Authority, Hospital
                 Revenue Bonds (Series A),
                 9.25% (Edgewater Hospital
                 & Medical Center, IL),
                 7/1/2024                           NR    $   13,339,325
                 TOTAL                                        27,082,602
                 INDIANA-4.9%

     6,200,000   Indiana Health Facility Financing Authority, Hospital Revenue
                 Bonds, 6.625% (Floyd Memorial Hospital, IN)/(Original Issue
                 Yield: 6.902%),

                 2/15/2022                           A         6,623,646

     2,000,000   Indiana Health Facility Financing Authority, Hospital Revenue
                 Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original
                 Issue Yield:

                 5.50%), 2/15/2022                   A         1,759,500

    19,000,000   Indianapolis, IN Airport
                 Authority, Special
                 Facilities Revenue Bonds,

                 7.10% (FDX

                 Corp.)/(Original Issue

                 Yield: 7.178%), 1/15/2017         BBB        20,547,740
                 TOTAL                                        28,930,886

                 LOUISIANA-4.0%
     3,000,000   Caddo Parish, LA IDB,

                 Exempt Facility Revenue
                 Bonds (Series 1998), 5.60%
                 (Pennzoil
                 Products)/(Original Issue

                 Yield: 5.70%), 12/1/2028         BBB-         2,771,550
     6,000,000   De Soto Parish, LA

                 Environmental Improvement
                 Authority, Revenue Bonds,
                 7.70% (International Paper

                 Co.), 11/1/2018                  BBB+         6,677,880
     3,550,000   St. Charles Parish, LA,
                 Solid Waste Disposal
                 Revenue Bonds (Series A),
                 7.00% (Louisiana Power &
                 Light Co.)/(Original Issue

                 Yield: 7.04%), 12/1/2022          BBB         3,751,214
    10,000,000   St. James Parish, LA, Solid

                 Waste Disposal Revenue
                 Bonds, 7.70% (Freeport
                 McMoRan, Inc.)/(Original
                 Issue Yield: 7.75%),

                 10/1/2022                          NR        10,512,500
                 TOTAL                                        23,713,144

                 MARYLAND-2.9%

    12,145,000   Maryland State Community
                 Development
                 Administration, SFM
                 Revenue Bonds (5th

                 Series), 6.75%, 4/1/2026          Aa2        12,491,497
     5,000,000   Prince George's County,
                 MD, Consolidated Public
                 Improvement UT GO Bonds,

                 5.50%, 10/1/2013                  AAA         5,081,300
                 TOTAL                                        17,572,797

                 MASSACHUSETTS-3.9%

    10,000,000   Commonwealth of Massachusetts, UT GO Bonds (Series 1997C),
                 5.00% (Original Issue Yield:

                 5.30%), 8/1/2017                  AA-         9,143,400

     3,000,000   Massachusetts Port
                 Authority, PFC Revenue
                 Bonds (Series 1999A),
                 5.125% (Original Issue

                 Yield: 5.25%), 7/1/2016           AAA         2,816,970
     3,000,000   Massachusetts Port
                 Authority, PFC Revenue
                 Bonds (Series 1999A),
                 5.125% (Original Issue

                 Yield: 5.29%), 7/1/2017           AAA         2,791,590
     2,200,000   Massachusetts State HFA,
                 Rental Housing Mortgage
                 Revenue Bonds (Series
                 1995E), 5.90% (AMBAC INS),

                 7/1/2025                          AAA         2,185,370
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1 VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 MASSACHUSETTS-CONTINUED
 $   3,035,000   Worcester, MA, LT GO Bonds,

                 (Series A), 5.75% (FSA

                 INS), 4/1/2013                    AAA    $    3,134,852
     3,120,000   Worcester, MA, LT GO Bonds,
                 (Series A), 5.75% (FSA

                 INS), 4/1/2014                    AAA         3,196,939
                 TOTAL                                        23,269,121

                 MICHIGAN-0.3%

     1,250,000   Flint, MI Hospital
                 Building Authority, Rental
                 Revenue Bonds (Series
                 1998B), 5.375% (Hurley
                 Medical Center)/(Original
                 Issue Yield: 5.53%),

                 7/1/2028                         Baa1         1,083,850

     1,000,000   Flint, MI Hospital
                 Building Authority,
                 Revenue Rental Bonds
                 (Series 1998B), 5.375%
                 (Hurley Medical
                 Center)/(Original Issue

                 Yield: 5.48%), 7/1/2018          Baa1           892,890
                 TOTAL                                         1,976,740

                 MINNESOTA-3.7%

     5,000,000   Northern Municipal Power
                 Agency, MN, Electric
                 System Revenue Bonds,
                 5.40% (Original Issue

                 Yield: 5.52%), 1/1/2015           AAA         4,920,500
     3,800,000   St. Paul, MN Housing &
                 Redevelopment Authority,
                 Hospital Revenue Refunding
                 Bonds (Series A), 6.625%
                 (Healtheast, MN)/(Original
                 Issue Yield: 6.687%),

                 11/1/2017                        BBB-         3,770,094
     1,000,000   St. Paul, MN Housing &
                 Redevelopment Authority,
                 Revenue Bonds (Series
                 1997A), 5.70% (Healtheast,
                 MN)/(Original Issue Yield:

                 5.756%), 11/1/2015               BBB-           902,380

    12,000,000   VRDC/IVRC Trust, GO
                 Inverse Variable Rate
                 Certificates, 7.273%
                 (University of Minnesota),

                 5/18/2012                          AA        12,615,000
                 TOTAL                                        22,207,974

                 MISSOURI-1.8%
       855,000   Kansas City, MO IDA,

                 Multifamily Housing
                 Revenue Bonds, 6.70%
                 (Woodbridge Apartments

                 Project), 8/1/2015                 NR           834,566
     8,010,000   Kansas City, MO, UT GO
                 Bonds (Series B), 5.125%
                 (Original Issue Yield:

                 5.25%), 2/1/2017                   AA         7,578,822

     1,960,000   Missouri State Housing
                 Development Commission,
                 Single Family Mortgage
                 Revenue Bonds (Series
                 1997C-1), 6.55% (GNMA Home
                 Mortgage Program COL),

                 9/1/2028                          AAA         2,067,761
                 TOTAL                                        10,481,149

                 NEW JERSEY-2.4%

     2,100,000   New Jersey EDA, Kapkowski
                 Road Landfill Revenue
                 Bonds, 6.50% (New Jersey
                 Metromall Urban Renewal,
                 Inc.)/(Original Issue

                 Yield: 6.55%), 4/1/2018            NR         2,111,886
     6,210,000   New Jersey Health Care
                 Facilities Financing
                 Authority, Revenue Bonds
                 (Series 1999), 5.625%
                 (Meridian Health System
                 Obligated Group)/(FSA

                 INS), 7/1/2012                    AAA         6,345,130
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1 VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 NEW JERSEY-CONTINUED
 $   6,000,000   New Jersey State,

                 Refunding UT GO Bonds
                 (Series F), 5.25%,

                 8/1/2014                          AA+    $    5,911,500
                 TOTAL                                        14,368,516
                 NEW YORK-14.8%

    11,000,000   Metropolitan
                 Transportation Authority,
                 NY, Commuter Facilities
                 Service Contract Revenue
                 Bonds (Series 8), 5.50%
                 (FSA INS)/(Original Issue

                 Yield: 5.65%), 7/1/2021           AAA        10,680,010
     7,800,000   New York City Municipal
                 Water Finance Authority,
                 Water and Sewer System
                 Revenue Bonds (Series
                 1995A) Daily VRDNs (FGIC
                 INS)/(FGIC Securities

                 Purchase, Inc. LIQ)               AAA         7,800,000
     3,000,000   New York City, NY Transit

                 Authority Metropolitan
                 Transportation Authority
                 Triborough Bridge and
                 Tunnel Authority,
                 Certificates of
                 Participation (Series
                 1999A), 5.625% (AMBAC

                 INS), 1/1/2012                    AAA         3,072,630

     3,000,000   New York City, NY Transit
                 Authority Metropolitan
                 Transportation Authority
                 Triborough Bridge and
                 Tunnel Authority,
                 Certificates of
                 Participation (Series
                 1999A), 5.625% (AMBAC
                 INS), 1/1/2013                    AAA         3,047,220

     2,100,000   New York City, NY
                 Transitional Finance
                 Authority, (Series 1998A-
                 1) Weekly VRDNs
                 (Commerzbank AG, Frankfurt

                 LIQ)                               AA         2,100,000

     4,595,000   New York City, NY
                 Transitional Finance
                 Authority, Future Tax
                 Secured Revenue Bonds
                 (Series C), 5.25%,

                 5/1/2013                           AA         4,518,172

     5,000,000   New York City, NY, UT GO
                 Bonds (Series 1998G),
                 5.00% (Original Issue

                 Yield: 5.25%), 8/1/2018            A-         4,447,700
     5,000,000   New York City, NY, UT GO
                 Bonds (Series 1999H),

                 5.25%, 3/15/2018                   A-         4,624,100

     2,500,000   New York State Dormitory Authority, Revenue Bonds (Series A),
                 5.50% (University of Rochester, NY)/(Original Issue Yield:

                 5.60%), 7/1/2016                   A+         2,437,050

     6,800,000   New York State Dormitory
                 Authority, Revenue Bonds
                 (Series B), 5.375% (New
                 York State Department of
                 Mental Hygiene)/(Original
                 Issue Yield: 5.97%),

                 2/15/2026                          A-         6,261,168

     4,700,000   New York State Energy
                 Research & Development

                 Authority,
                 (Series 1985A) Daily VRDNs
                 (Niagara Mohawk Power
                 Corp.)/(Toronto-Dominion

                 Bank LOC)                         AA-         4,700,000
     2,500,000   New York State
                 Environmental Facilities
                 Corp., Refunding Notes
                 (Series F), 5.25%,

                 6/15/2014                         AA-         2,428,725

     4,000,000   New York State
                 Environmental Facilities
                 Corp., State Clean Water &
                 Drinking Revolving Fund
                 (Series 1998C), 5.25%,

                 6/15/2013                         AA-         3,936,360

     5,050,000   New York State Local
                 Government Assistance
                 Corp., Residual Interest
                 Tax-Exempt Securities
                 (Series PA-207), 7.92658%

                 (AMBAC INS), 4/1/2008              NR         5,763,262

     6,025,000   New York State Local
                 Government Assistance
                 Corp., Residual Interest
                 Tax-Exempt Securities
                 (Series PA-207A),

                 7.92658%, 4/1/2007                 NR         6,870,850

     2,000,000   New York State Mortgage
                 Agency, Mortgage Revenue
                 Bonds
                 (Series 30-B), 6.65% (FHA

                 GTD), 10/1/2025                   Aa2         2,070,460
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1 VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 NEW YORK-CONTINUED

 $   4,000,000   New York State Thruway
                 Authority, Local Highway &
                 Bridge Service Contract
                 Revenue Bonds, 5.625%,
                 4/1/2013                          AAA    $    4,071,200
     4,000,000   New York State Thruway
                 Authority, Service
                 Contract Revenue Bonds
                 (Series 1998A-2), 5.375%,

                 4/1/2016                          AAA         3,889,200

     5,320,000   Triborough Bridge & Tunnel
                 Authority, NY, General
                 Purpose Revenue Bonds
                 (Series 1999B), 5.75%,

                 1/1/2015                           AA         5,412,249
                 TOTAL                                        88,130,356

                 NORTH CAROLINA-3.8%
     9,000,000   Martin County, NC IFA,

                 (Series 1995) Solid Waste
                 Disposal Revenue Bonds,
                 6.00% (Weyerhaeuser Co.),

                 11/1/2025                           A         8,876,880
     6,000,000   North Carolina State,
                 Public Improvement UT GO Bonds (Series 1999A), 5.25% (Original
                 Issue Yield:

                 5.38%), 3/1/2015                  AAA         5,890,980

     7,200,000   Person County, NC
                 Industrial Facilities &
                 PCFA Daily VRDNs (Carolina
                 Power & Light
                 Co.)/(SunTrust Bank,

                 Atlanta LOC)                      Aa3         7,200,000
       400,000   Wake County, NC Industrial

                 Facilities & PCFA, (Series
                 1990B) Daily VRDNs
                 (Carolina Power & Light
                 Co.)/(Bank of New York,

                 New York LOC)                     AA-           400,000
                 TOTAL                                        22,367,860

                 OHIO-1.7%

     1,000,000   Cuyahoga County, OH Health
                 Care Facilities, Revenue
                 Refunding Bonds, 5.50%
                 (Benjamin Rose
                 Institute)/(Original Issue

                 Yield: 5.75%), 12/1/2028           A2           868,700
     3,000,000   Franklin County, OH Health
                 Care Facilities, Revenue
                 Refunding Bonds, 5.50%
                 (Ohio Presbyterian
                 Retirement
                 Services)/(Original Issue

                 Yield: 5.64%), 7/1/2017            A2         2,760,420
     2,000,000   Ohio State Air Quality
                 Development Authority,
                 (Series 1985A) Daily VRDNs
                 (Cincinnati Gas and

                 Electric Co.)/(UBS AG LOC)        AA+         2,000,000
       200,000   Ohio State Air Quality

                 Development Authority,
                 Revenue Bonds
                 (Series B) Daily VRDNs
                 (Cincinnati Gas and
                 Electric Co.)/(J.P. Morgan

                 Delaware, Wilmington LOC)         AAA           200,000
     4,000,000   Ohio State Building
                 Authority, State
                 Facilities Bonds, (Series

                 1999), 5.50%, 10/1/2013           AA-         4,031,200
                 TOTAL                                         9,860,320

                 OKLAHOMA-1.3%

     7,500,000   Tulsa, OK Municipal
                 Airport, Revenue Bonds,
                 7.60% (American
                 Airlines)/(Original Issue

                 Yield: 7.931%), 12/1/2030        BBB-         7,892,775

                 OREGON-1.3%

     5,000,000   Clackamas County, OR
                 School District, UT GO
                 Bonds, 5.25% (North
                 Clackamas School District

                 #12)/(FGIC INS), 6/1/2011         AAA         5,046,800
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1 VALUE

                 LONG-TERM MUNICIPALS-

                 continued

                 OREGON-CONTINUED

 $   2,980,000   Salem-Keizer, OR School
                 District #24J, UT GO Bonds,
                 5.25% (Oregon School
                 Boards Assoc. GTD),
                 6/1/2012                           AA    $    2,978,421
                 TOTAL                                         8,025,221
                 PENNSYLVANIA-2.3%
     2,310,000   Allegheny County, PA HDA,

                 Refunding Revenue Bonds
                 (Series 1998A), 5.125%
                 (South Hills Health
                 System)/(Original Issue

                 Yield: 5.34%), 5/1/2023            A2         2,008,083
     2,000,000   Allegheny County, PA HDA,
                 Refunding Revenue Bonds
                 (Series 1998A), 5.125%
                 (South Hills Health
                 System)/(Original Issue

                 Yield: 5.40%), 5/1/2029            A2         1,711,260
     1,695,000   Allegheny County, PA IDA,
                 Cargo Facilities Lease
                 Revenue Bonds (Series
                 1999), 6.625% (AFCO Cargo
                 PIT LLC Project)/(Original
                 Issue Yield: 6.75%),

                 9/1/2024                           NR         1,672,507

     1,300,000   Latrobe, PA IDA, College
                 Revenue Bonds, 6.75% (St.
                 Vincent College,
                 PA)/(Original Issue Yield:

                 7.00%), 5/1/2024                  AAA         1,441,583

     5,000,000   Pennsylvania
                 Intergovernmental Coop
                 Authority, Special Tax
                 Refunding Revenue Bonds,
                 5.25% (Philadelphia
                 Funding Program),

                 6/15/2013                         AAA         4,901,500

     2,000,000   Sayre, PA, Health Care
                 Facilities Authority,
                 Revenue Bonds (Series A),
                 7.10% (Guthrie Healthcare
                 System, PA)/(Original
                 Issue Yield: 7.175%),

                 3/1/2017                          AAA         2,104,400
                 TOTAL                                        13,839,333

                 PUERTO RICO-0.7%

     2,000,000   Puerto Rico Highway and

                 Transportation Authority,

                 Residual Interest Tax-

                 Exempt Securites (Series

                 PA 331A), 7.22247% (AMBAC

                 INS), 7/1/2013                     NR         2,094,760

     2,000,000   Puerto Rico Highway and

                 Transportation Authority,

                 Residual Interest Tax-

                 Exempt Securities (Series

                 PA 331B), 7.22247% (AMBAC

                 INS), 7/1/2014                     NR         2,066,480
                 TOTAL                                         4,161,240

                 SOUTH CAROLINA-1.0%

     6,000,000   South Carolina
                 Transportation
                 Infrastructure Bank,
                 Revenue Bonds, 5.50%

                 (AMBAC INS), 10/1/2011            Aaa         6,146,820

                 TENNESSEE-3.4%
    13,000,000   Springfield, TN Health &

                 Educational Facilities
                 Board, Hospital Revenue
                 Bonds, 8.50% (NorthCrest
                 Medical Center)/(Original
                 Issue Yield: 8.875%),

                 4/1/2024                          Aaa        15,854,670
     2,280,000   Tennessee Housing
                 Development Agency, Home
                 Ownership Program Revenue
                 Bonds (Series 1999-2A),

                 5.35%, 7/1/2012                    AA         2,216,798

     2,405,000   Tennessee Housing
                 Development Agency, Home
                 Ownership Program Revenue
                 Bonds (Series 1999-2A),

                 5.40%, 7/1/2013                    AA         2,332,610
                 TOTAL                                        20,404,078


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1 VALUE

                 LONG-TERM MUNICIPALS-

                 continued

                 TEXAS-11.9%
 $   4,000,000   Brazos River Authority,

                 TX, PCR Revenue Bonds
                 (Series A), 7.875% (Texas
                 Utilities Electric Co.),

                 3/1/2021                         BBB+    $    4,222,680
    12,750,000   Dallas-Fort Worth, TX
                 International Airport
                 Facilities, Revenue Bonds,
                 7.25% (American Airlines,
                 Inc.)/(Original Issue

                 Yield: 7.428%), 11/1/2030        BBB-        13,523,033
     3,000,000   Georgetown, TX HFDC,

                 Revenue Bonds, 5.375%
                 (Wesleyan Homes,
                 Inc.)/(American Capital
                 Access INS)/(Original
                 Issue Yield: 5.55%),

                 8/15/2028                           A         2,674,560

     2,000,000   Gulf Coast, TX Waste
                 Disposal Authority,
                 Revenue Bonds (Series A),
                 6.875% (Champion
                 International
                 Corp.)/(Original Issue

                 Yield: 7.15%), 12/1/2028          BBB         2,117,180
     4,490,000   Gulf Coast, TX Waste
                 Disposal Authority,
                 Revenue Bonds, 5.60%
                 (Valero Energy Corp.),

                 4/1/2032                         BBB-         4,037,677
       900,000   Harris County, TX HFDC,
                 (Series 1994) Daily VRDNs
                 (Methodist Hospital,

                 Harris County, TX)                 AA           900,000
     2,200,000   Harris County, TX HFDC,
                 Hospital Revenue Bonds
                 (Series 1997A), 6.00%
                 (Memorial Hospital

                 System), 6/1/2011                 AAA         2,339,458
     4,000,000   Harris County, TX HFDC,
                 Hospital Revenue Bonds
                 (Series 1997A), 6.00%
                 (Memorial Hospital

                 System), 6/1/2012                 AAA         4,234,800
     2,000,000   Lufkin, TX HFDC, Health
                 System Revenue Bonds
                 (Series 1998), 5.70%
                 (Memorial Health System of
                 East Texas)/(Original
                 Issue Yield: 5.75%),

                 2/15/2028                         BBB         1,800,880

     6,000,000   Matagorda County, TX
                 Navigation District Number
                 One, Residual Interest
                 Tax-Exempt Securities
                 (Series PA-427), 6.14767%
                 (Houston Industries,
                 Inc.)/(MBIA INS),
                 11/1/2029                          NR         4,535,580
     3,700,000   Red River Authority, TX,
                 PCR Bonds, 6.875% (Hoechst
                 Celanese Corp.)/(Original
                 Issue Yield: 6.939%),

                 4/1/2017                           A+         3,913,675

     1,700,000   Richardson, TX Hospital
                 Authority, Hospital
                 Revenue Refunding and
                 Improvement Bonds, 5.625%
                 (Baylor/Richardson Medical
                 Center, TX)/(Original
                 Issue Yield: 5.70%),
                 12/1/2028                        BBB+         1,500,386

     2,420,000   Richardson, TX Hospital Authority, Refunding Revenue Bonds,
                 6.50% (Baylor/Richardson Medical Center, TX)/(Original Issue
                 Yield: 6.72%),

                 12/1/2012                        BBB+         2,628,362

     3,850,000   Richardson, TX Hospital Authority, Refunding Revenue Bonds,
                 6.50% (Baylor/Richardson Medical Center, TX)/(Original Issue
                 Yield: 6.72%),

                 12/1/2012                        BBB+         3,904,093

       385,000   Richardson, TX Hospital
                 Authority, Refunding
                 Revenue Bonds, 6.75%
                 (Baylor/Richardson Medical
                 Center, TX)/(Original
                 Issue Yield: 6.82%),

                 12/1/2023                        BBB+           421,756

       615,000   Richardson, TX Hospital
                 Authority, Refunding
                 Revenue Bonds, 6.75%
                 (Baylor/Richardson Medical
                 Center, TX)/(Original
                 Issue Yield: 6.82%),

                 12/1/2023                        BBB+           632,687
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1 VALUE
                 LONG-TERM MUNICIPALS-

                 continued

                 TEXAS-CONTINUED
 $     535,000   San Antonio, TX Electric &

                 Gas, PRF Revenue Bonds,
                 5.00% (Original Issue

                 Yield: 6.00%), 2/1/2002            AA    $      548,231
    11,915,000   San Antonio, TX Electric &
                 Gas, Revenue Bonds, 5.00%
                 (Original Issue Yield:

                 6.10%), 2/1/2017                   AA        10,886,616
     5,000,000   Tarrant County, TX HFDC,
                 System Revenue Bonds
                 (Series 1997A), 5.75%
                 (Texas Health Resources
                 System)/(MBIA INS),

                 2/15/2015                         AAA         5,089,200

     1,085,000   Texas State, UT GO Veterans
                 Housing Assistance, 7.00%,

                 12/1/2025                          AA         1,139,618
                 TOTAL                                        71,050,472

                 UTAH-2.8%

    13,500,000   Salt Lake City, UT Hospital
                 Authority, Hospital
                 Revenue Refunding Bonds
                 (Series A), 8.125% (IHC
                 Hospitals Inc.,
                 UT)/(United States
                 Treasury COL)/(Original
                 Issue Yield: 8.17%),
                 5/15/2015                         AAA        16,568,684
                 WASHINGTON-2.7%

     5,905,000   Seattle, WA, Library Facilities UT GO Bonds (Series 1999A),
                 5.375%,

                 12/1/2012                         AA+         5,932,104

     5,000,000   Washington State Public
                 Power Supply System,
                 (Nuclear Project No. 2)
                 Refunding Revenue Bonds
                 (Series 1998A), 5.00%
                 (Original Issue Yield:

                 5.18%), 7/1/2012                  AA-         4,752,800
     5,595,000   Washington State,
                 Convention and Trade
                 Center Certificates of
                 Participation, 5.125%
                 (Original Issue Yield:

                 5.30%), 7/1/2013                  AAA         5,344,567
                 TOTAL                                        16,029,471

                 WEST VIRGINIA-1.0%

     6,000,000   West Virginia State, GO
                 State Road Bonds, Series

                 1999, 5.75%, 6/1/2014             AA-         6,145,619
                 WISCONSIN-0.6%

     4,000,000   Wisconsin Health and
                 Educational Facilities
                 Authority, Revenue Bonds
                 (Series 1998A), 5.375%
                 (The Richland Hospital,
                 Inc.)/(American Capital
                 Access INS)/(Original
                 Issue Yield: 5.46%),
                 6/1/2028                            A         3,562,240
                 WYOMING-1.5%

     8,460,000   Sweetwater County, WY
                 Water Pollution Authority,
                 (Series A), 7.00% (FMC

                 Corp.), 6/1/2024                 BBB-         8,859,396

                 TOTAL INVESTMENTS
                 (IDENTIFIED COST

                 $579,945,451) 2                           $ 588,709,141


 Securities that are subject to alternative minimum tax represent 23.0% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $579,945,451. The net unrealized appreciation of investments on a federal tax basis amounts to $8,763,690 which is comprised of $20,114,421 appreciation and $11,350,731 depreciation at September 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($595,802,315) at September 30, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized EDA -Economic Development Authority FGIC -Financial Guaranty Insurance Company FHA -Federal Housing Administration FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranteed HDA -Hospital Development Authority HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IDB -Industrial Development Bond IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit LT -Limited Tax MBIA -Municipal Bond Investors Assurance PCR -Pollution Control Revenue PCFA -Pollution Control Finance Authority PFC -Public Finance Commission PRF -Prerefunded SFM -Single Family Mortgage UT -Unlimited Tax VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

SEPTEMBER 30, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$579,945,451)                                    $ 588,709,141
Income receivable                                   10,444,548
Receivable for investments
sold                                                10,203,768
Receivable for shares sold                             212,228
TOTAL ASSETS                                       609,569,685
LIABILITIES:

Payable for investments

purchased                       $ 10,778,362
Payable for shares
redeemed                             233,675
Income distribution
payable                            2,423,785
Payable to Bank                      189,136
Accrued expenses                     142,412
TOTAL LIABILITIES                                   13,767,370
Net Assets for 59,322,352
shares outstanding                               $ 595,802,315
NET ASSETS CONSIST OF:

Paid in capital                                  $ 623,947,843
Net unrealized
appreciation of
investments                                          8,763,690
Accumulated net realized
loss on investments                                (33,723,974)
Distributions in excess of
net investment income                               (3,185,244)
TOTAL NET ASSETS                                 $ 595,802,315
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($501,041,151 / 49,887,235
shares outstanding)                                     $10.04
Offering Price Per Share
(100/95.50 of $10.04) 1                                 $10.51
Redemption Proceeds Per
Share                                                   $10.04
CLASS B SHARES:
Net Asset Value Per Share
($80,623,688 / 8,027,506
shares outstanding)                                     $10.04
Offering Price Per Share                                $10.04
Redemption Proceeds Per
Share (94.50/100 of
$10.04) 1                                                $9.49
CLASS C SHARES:
Net Asset Value Per Share
($14,137,476 / 1,407,611
shares outstanding)                                     $10.04
Offering Price Per Share                                $10.04
Redemption Proceeds Per
Share (99.00/100 of
$10.04) 1                                                $9.94


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                          $  18,198,745
EXPENSES:

Investment advisory fee                         $ 1,767,448
Administrative personnel
and services fee                                    239,165
Custodian fees                                       23,386
Transfer and dividend
disbursing agent fees and
expenses                                            292,017
Directors'/Trustees' fees                             8,993
Auditing fees                                        10,590
Legal fees                                            3,453
Portfolio accounting fees                            65,904
Distribution services fee-
Class B Shares                                      317,869
Distribution services fee-
Class C Shares                                       58,998
Shareholder services fee-
Class A Shares                                      667,366
Shareholder services fee-
Class B Shares                                      105,956
Shareholder services fee-
Class C Shares                                       19,666
Share registration costs                             17,834
Printing and postage                                 52,619
Insurance premiums                                    1,763
Taxes                                                24,657
Miscellaneous                                         9,517
TOTAL EXPENSES                                    3,687,201
WAIVERS:
Waiver of shareholder
services fee-Class A
Shares                         $  (373,725)
Waiver of shareholder
services fee-Class C
Shares                                (787)
TOTAL WAIVERS                                      (374,512)
Net expenses                                                          3,312,689
Net investment income                                                14,886,056
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                          (20,888,810)
Net change in unrealized
appreciation of
investments                                                          (29,541,927)
Net realized and
unrealized loss on
investments                                                          (50,430,737)
Change in net assets
resulting from operations                                         $  (35,544,681)


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                               SIX MONTHS
                               ENDED                  YEAR
                               (unaudited)            ENDED
                               SEPTEMBER 30,          MARCH 31,
                               1999                   1999

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $    14,886,056       $    32,466,474
Net realized gain (loss) on
investments ($(20,888,810)
and $2,566,287,
respectively, as computed
for federal tax purposes)            (20,888,810)         (10,509,648)
Net change in unrealized
appreciation/depreciation            (29,541,927)           7,900,594
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            (35,544,681)          29,857,420
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                       (12,904,032)         (27,771,720)
Class B Shares                        (1,671,183)          (3,383,778)
Class C Shares                          (310,841)            (670,339)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (14,886,056)         (31,825,837)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                                54,942,830          134,901,460
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 7,767,995           19,740,788
Cost of shares redeemed              (84,987,211)        (180,394,469)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         (22,276,386)         (25,752,221)
Change in net assets                 (72,707,123)         (27,720,638)
NET ASSETS:

Beginning of period                  668,509,438          696,230,076
End of period                    $   595,802,315      $   668,509,438


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                 SIX MONTHS

                                 ENDED

                                 (unaudited)

                                 SEPTEMBER 30,                 YEAR ENDED MARCH 31,

                                 1999          1999          1998          1997          1996          1995
NET ASSET VALUE,
BEGINNING OF PERIOD              $10.87        $10.91        $10.31        $10.82        $10.92        $11.20
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income              0.26          0.53          0.46          0.55          0.66          0.67
Net realized and
unrealized gain (loss) on
investments                       (0.83)        (0.05)         0.64         (0.36)        (0.09)        (0.05)
TOTAL FROM

INVESTMENT OPERATIONS             (0.57)         0.48          1.10          0.19          0.57          0.62
LESS DISTRIBUTIONS:
Distributions from net
investment income                 (0.26)        (0.52)        (0.46)        (0.55)        (0.66)        (0.67)
Distributions in excess of
net investment income 1               -             -         (0.01)        (0.05)            -             -
TOTAL DISTRIBUTIONS FROM

NET INVESTMENT INCOME             (0.26)        (0.52)        (0.47)        (0.60)        (0.66)        (0.67)
Distributions from net
realized gain on

investment                            -             -         (0.03)        (0.10)        (0.01)        (0.23)
TOTAL DISTRIBUTIONS               (0.26)        (0.52)        (0.50)        (0.70)        (0.67)        (0.90)
NET ASSET VALUE, END OF

PERIOD                           $10.04        $10.87        $10.91        $10.31        $10.82        $10.92
TOTAL RETURN 2                    (5.35%)        4.46%        11.28%         1.84%         5.32%         5.90%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                         1.04% 4       1.01%         1.00%         1.07%         1.11%         0.92%
Net investment income 3            4.69% 4       4.72%         4.56%         5.23%         5.84%         6.17%
Expenses (after waivers)           0.90% 4       0.87%         0.86%         0.93%         0.98%         0.92%
Net investment income
(after waivers)                    4.83% 4       4.86%         4.70%         5.37%         5.97%         6.17%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                  $501,041      $562,883      $591,310      $595,515      $663,538      $708,712
Portfolio turnover                   37%           31%           64%           33%           29%           41%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                             SIX MONTHS

                             ENDED

                             (unaudited)

                             SEPTEMBER 30,                 YEAR ENDED MARCH 31,

                             1999          1999          1998          1997          1996          1995 1
NET ASSET VALUE,
BEGINNING OF PERIOD          $10.87        $10.91        $10.31        $10.82        $10.92        $11.06

INCOME FROM
INVESTMENT OPERATIONS:

Net investment income          0.21          0.43          0.38          0.47          0.56          0.40
Net realized and
unrealized gain (loss) on
investments                   (0.83)        (0.05)         0.64         (0.37)        (0.09)        (0.03)
TOTAL FROM

INVESTMENT OPERATIONS         (0.62)         0.38          1.02          0.10          0.47          0.37
LESS DISTRIBUTIONS:
Distributions from net
investment income             (0.21)        (0.42)        (0.38)        (0.47)        (0.56)        (0.40)
Distributions in excess of
net investment income 2           -             -         (0.01)        (0.04)            -            -
TOTAL DISTRIBUTIONS FROM

NET INVESTMENT INCOME         (0.21)        (0.42)        (0.39)        (0.51)        (0.56)        (0.40)
Distributions from net
realized gain on

investment                        -            -          (0.03)        (0.10)        (0.01)        (0.11)
TOTAL DISTRIBUTIONS           (0.21)       (0.42)         (0.42)        (0.61)        (0.57)        (0.51)
NET ASSET VALUE, END OF

PERIOD                       $10.04       $10.87         $10.91        $10.31        $10.82        $10.92
TOTAL RETURN 3                (5.77%)       3.53%         10.30%         0.94%         4.40%         3.49%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                     1.79% 5      1.76%          1.75%         1.82%         1.86%         1.84% 5
Net investment income 4        3.94% 5      3.97%          3.81%         4.50%         5.23%         5.94% 5
Expenses (after waivers)       1.79% 5      1.76%          1.75%         1.82%         1.86%         1.84% 5
Net investment income
(after waivers)                3.94% 5      3.97%          3.81%         4.50%         5.23%         5.94% 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)               $80,624      $88,756        $87,304       $77,536       $58,296       $18,201
Portfolio turnover               37%          31%            64%           33%           29%           41%


1 Reflects operations for the period from July 26, 1994 (date of initial public offering) to March 31, 1995.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                          SIX  MONTHS

                          ENDED

                          (unaudited)

                          SEPTEMBER 30,                 YEAR ENDED MARCH 31,

                          1999          1999          1998          1997          1996          1995
NET ASSET VALUE,
BEGINNING OF PERIOD       $10.87        $10.91        $10.31        $10.82        $10.92        $11.20

INCOME FROM INVESTMENT

OPERATIONS:

Net investment income       0.21          0.43          0.37          0.46          0.56          0.58
Net realized and
unrealized gain (loss) on
investments                (0.83)        (0.05)         0.65         (0.36)        (0.09)        (0.05)
TOTAL FROM

INVESTMENT OPERATIONS      (0.62)         0.38          1.02          0.10          0.47          0.53
LESS DISTRIBUTIONS:
Distributions from net
investment income          (0.21)        (0.42)        (0.37)        (0.46)        (0.56)        (0.58)
Distributions in excess of
net investment income 1        -             -         (0.02)        (0.05)            -             -
TOTAL DISTRIBUTIONS FROM

NET INVESTMENT INCOME      (0.21)        (0.42)        (0.39)        (0.51)        (0.56)        (0.58)
Distributions from net
realized gain on

investment                     -             -         (0.03)        (0.10)        (0.01)        (0.23)
TOTAL DISTRIBUTIONS        (0.21)        (0.42)        (0.42)        (0.61)        (0.57)        (0.81)
NET ASSET VALUE, END OF

PERIOD                    $10.04        $10.87        $10.91        $10.31        $10.82        $10.92
TOTAL RETURN 2             (5.76%)        3.54%        10.31%         0.95%         4.42%         4.96%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                  1.79% 4       1.76%         1.75%         1.82%         1.86%         1.81%
Net investment income 3     3.94% 4       3.97%         3.82%         4.50%         5.12%         5.28%
Expenses (after waivers)    1.78% 4       1.75%         1.74%         1.81%         1.82%         1.81%
Net investment income
(after waivers)             3.95% 4       3.98%         3.83%         4.51%         5.16%         5.28%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)            $14,137       $16,870       $17,616       $20,544       $25,914       $22,389
Portfolio turnover            37%           31%           64%           33%           29%           41%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

SEPTEMBER 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares:
Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting distribution. These distributions do not represent a return of capital for federal income tax purposes.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At September 30,1999, par valve share ($0.01 per share) authorized were as follows:



                   PERCENTAGE OF PAR VALUE
SHARE CLASS NAME   CAPITAL STOCK AUTHORIZED

Class A Shares        375,000,000
Class B Shares        250,000,000
Class C Shares        375,000,000
TOTAL              1,000,000,000


Transactions in capital stock were as follows:



                                               SIX MONTHS ENDED                         YEAR ENDED
                                               SEPTEMBER 30, 1999                     MARCH 31, 1999

CLASS A SHARES:                              SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                                    4,499,487       $  47,051,417      10,327,327       $  113,274,145
Shares issued to shareholders in payment of

distributions declared                           663,976           6,955,369       1,619,511           17,770,129
Shares redeemed                               (7,048,980)        (73,402,218)    (14,392,026)        (157,856,794)
NET CHANGE RESULTING FROM CLASS A

SHARE TRANSACTIONS                            (1,885,517)     $  (19,395,432)     (2,445,188)      $  (26,812,520)


                                               SIX MONTHS ENDED                         YEAR ENDED
                                               SEPTEMBER 30, 1999                     MARCH 31, 1999

CLASS B SHARES:                              SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                                       592,379       $   6,233,643       1,554,992       $   17,066,503
Shares issued to shareholders in payment of

distributions declared                             60,620             635,017         140,590            1,542,609
Shares redeemed                                  (789,032)         (8,267,120)     (1,537,205)         (16,860,862)
NET CHANGE RESULTING FROM CLASS B

SHARE TRANSACTIONS                               (136,033)      $  (1,398,460)        158,377       $    1,748,250


                                               SIX MONTHS ENDED                       YEAR ENDED
                                               SEPTEMBER 30, 1999                   MARCH 31, 1999

CLASS C SHARES:                              SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                                      160,476       $   1,657,770         414,516       $    4,560,812
Shares issued to shareholders in payment of

distributions declared                             16,946            177,609          39,027              428,050
Shares redeemed                                  (321,447)        (3,317,873)       (517,122)          (5,676,813)
NET CHANGE RESULTING FROM CLASS C

SHARE TRANSACTIONS                               (144,025)     $  (1,482,494)        (63,579)      $     (687,951)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                             (2,165,575)     $  (22,276,386)    (2,350,390)      $  (25,752,221)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
(a) a maximum of 0.30% of the average daily net assets of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.



                   PERCENTAGE OF AVERAGE
SHARE CLASS NAME   DAILY NET ASSETS

Class B Shares     0.75%
Class C Shares     0.75%


FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of each class of shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended September 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $202,669,490 and $225,800,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1999, were as follows:



Purchases     $ 226,399,541
Sales         $ 280,299,164


CONCENTRATION OF CREDIT RISK

At September 30, 1999, 19.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.0% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

MARY JO OCHSON

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 1999

Federated Municipal Securities Fund, Inc.

Established 1976

23RD SEMI-ANNUAL REPORT

 [Graphic]
 Federated

 Federated Municipal Securities Fund, Inc.
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 313913105

Cusip 313913204

Cusip 313913303

8110104 (11/99)

 [Graphic]